UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               --
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Alternative Capital LP
          ------------------------------------------
Address:  535 Madison Avenue
          ------------------------------------------
          New York, NY 10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number: 28-12184
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Weinstock
          ---------------------------------
Title:    Managing Principal
          ---------------------------------
Phone:    (212) 554-1700
          ---------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Weinstock          New York, NY            May 16, 2011
------------------------       ----------------        -------------
[Signature]                    [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no entries reported are in this report, and all entries are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the entries for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                            --------------

Form 13F Information Table Entry Total:           5
                                            --------------

Form 13F Information Table Value Total:        $310,844
                                            --------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2       Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF        CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

LYONDELLBASELL INDUSTRIES NV  COM            N53745 10 0   46,394  1,173,035  SH         Defined             1,173,035
SMURFIT-STONE CONTAINER CORP  COM            83272A 10 4  127,691  3,303,774  SH         Defined             3,303,774
ROCK-TENN EQUITY              COM            772739207      9,778    141,000  SH         Defined               141,000
US CONCRETE INC               COM            90333L201      5,583    587,087  SH         Defined               587,087
VISTEON                       COM            92839u305    121,398  1,942,673  SH         Defined             1,942,673
